Revenue Recognition (Details) - Schedule of service - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 6,152	$ 8,279	$ 10,442	$ 12,018	$ 21,197	$ 13,017
Product Royalties [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	5,561	7,469	9,270	10,454
Service Subscriptions [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	372	392	745	795
Monetization [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 219	$ 418	$ 427	$ 769